Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue (Details) [Line Items]
Deferred revenue	$ 519		$ 519		$ 305	$ 133
Description of sales commission			Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts.		Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts.
Total commission expense	(57)	$ 18	$ 199	$ 33	$ 105	226
Warranty of manufactured products, description			In general, for the sales of Drive Systems, manufactured products are warranted for the shorter of three years or 75,000 miles against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained.		In general, manufactured products are warranted for the shorter of three years or 100,000 miles against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained.
Projects warranty term			1 year
Warranty Obligations [Member]
Revenue (Details) [Line Items]
Deferred revenue	$ 248		$ 248		$ 305	$ 133